Loans and Borrowings - Schedule of Principal and Interest Payable Outstanding Amounts (Details) - EUR (€) € in Thousands			9 Months Ended
	Jun. 19, 2026	Apr. 29, 2021	Jun. 30, 2026	Sep. 30, 2025
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross			€ 1,678,284	€ 1,128,010
Original Senior Notes - embedded derivative			0	28,638
New Senior Notes - embedded derivative			4,893	0
Less: amortization under the effective interest method			(8,057)	(24,160)
Non-current liabilities			1,681,448	1,123,532
Current liabilities			€ 9,126	17,133
Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			2029
Non-current liabilities, gross			€ 375,000	375,000
Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			2029
Non-current liabilities, gross			€ 97,883	98,641
New Term Loan Current | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			2026 / 2027
Current liabilities			€ 5,051	5,090
Vendor Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			2029
Non-current liabilities, gross			€ 226,908	217,408
Vendor Loan interest payable
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross			€ 1,657	3,983
Original Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		April 30, 2029	2029
Non-current liabilities, gross			€ 0	428,500
Current liabilities			€ 0	9,373
New Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	June 15, 2033		2033
Non-current liabilities, gross			€ 900,000	0
Current liabilities			€ 1,238	0
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity			2029
Non-current liabilities, gross			€ 80,000	0
Current liabilities			109	0
Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities			2,344	2,242
Term Loan interest payable | USD
Disclosure of detailed information about borrowings [line items]
Current liabilities			€ 384	€ 428